THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Communications - 7.4%
Alphabet, Inc. - Class A	5,700	$ 1,004,511
Alphabet, Inc. - Class C	13,340	2,366,383
Booking Holdings, Inc.	250	1,447,310
Meta Platforms, Inc. - Class A	3,200	2,361,888
Uber Technologies, Inc. (a)	4,000	373,200
		7,553,292
Consumer Discretionary - 7.0%
Amazon.com, Inc. (a)	12,000	2,632,680
Coupang, Inc. (a)	8,000	239,680
Home Depot, Inc. (The)	3,000	1,099,920
Lowe's Companies, Inc.	2,500	554,675
McDonald's Corporation	5,000	1,460,850
NVR, Inc. (a)	40	295,426
Tesla, Inc. (a)	1,700	540,022
Tractor Supply Company	5,000	263,850
		7,087,103
Consumer Staples - 3.7%
Coca-Cola Company (The)	3,500	247,625
Costco Wholesale Corporation	200	197,988
Procter & Gamble Company (The)	4,000	637,280
Walmart, Inc.	27,500	2,688,950
		3,771,843
Energy - 3.0%
Cheniere Energy, Inc.	4,000	974,080
Kinder Morgan, Inc.	20,000	588,000
ONEOK, Inc.	9,250	755,077
Phillips 66	6,400	763,520
		3,080,677
Financials - 15.0%
Aflac, Inc.	14,000	1,476,440
Apollo Global Management, Inc.	2,000	283,740
Arch Capital Group Ltd.	3,000	273,150
Ares Management Corporation - Class A	5,500	952,600
Bank of New York Mellon Corporation (The)	4,000	364,440
Berkshire Hathaway, Inc. - Class B (a)	1,600	777,232
Blackstone, Inc.	10,000	1,495,800
Brookfield Corporation	27,000	1,669,950
CME Group, Inc.	3,500	964,670
Goldman Sachs Group, Inc. (The)	700	495,425

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Intercontinental Exchange, Inc.	1,500	$ 275,205
JPMorgan Chase & Company	19,500	5,653,245
Marsh & McLennan Companies, Inc.	2,500	546,600
		15,228,497
Health Care - 6.7%
Abbott Laboratories	9,500	1,292,095
AbbVie, Inc.	11,500	2,134,630
Bio-Techne Corporation	21,000	1,080,450
CRISPR Therapeutics AG (a)	4,000	194,560
Eli Lilly & Company	800	623,624
GE HealthCare Technologies, Inc.	6,500	481,455
Thermo Fisher Scientific, Inc.	900	364,914
Vertex Pharmaceuticals, Inc. (a)	1,400	623,280
		6,795,008
Industrials - 12.0%
AeroVironment, Inc. (a)	600	170,970
Eaton Corporation plc	2,100	749,679
Emerson Electric Company	4,500	599,985
General Dynamics Corporation	3,700	1,079,142
General Electric Company	4,000	1,029,560
Honeywell International, Inc.	6,000	1,397,280
Lockheed Martin Corporation	2,500	1,157,850
Parker-Hannifin Corporation	1,300	908,011
Quanta Services, Inc.	4,000	1,512,320
RTX Corporation	14,000	2,044,280
TE Connectivity plc	9,000	1,518,030
		12,167,107
Materials - 2.1%
Cameco Corporation	4,000	296,920
Freeport-McMoRan, Inc.	25,000	1,083,750
Linde plc	1,000	469,180
Nucor Corporation	1,000	129,540
Sherwin-Williams Company (The)	350	120,176
		2,099,566
Real Estate - 1.6%
Digital Realty Trust, Inc.	1,750	305,078
Mid-America Apartment Communities, Inc.	9,000	1,332,090
		1,637,168
Technology - 31.6%
Accenture plc - Class A	3,500	1,046,115
Apple, Inc.	11,700	2,400,489

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Technology - 31.6% (Continued)
ARM Holdings plc - ADR (a)	2,200	$ 355,828
ASML Holding N.V.	1,000	801,390
Broadcom, Inc.	1,000	275,650
International Business Machines Corporation	2,100	619,038
Mastercard, Inc. - Class A	2,000	1,123,880
Microsoft Corporation	8,500	4,227,985
NVIDIA Corporation	102,500	16,193,975
Oracle Corporation	3,100	677,753
Palantir Technologies, Inc. - Class A (a)	5,000	681,600
Palo Alto Networks, Inc. (a)	1,500	306,960
QUALCOMM, Inc.	3,000	477,780
Texas Instruments, Inc.	5,200	1,079,624
Visa, Inc. - Class A	5,000	1,775,250
		32,043,317
Utilities - 1.6%
Constellation Energy Corporation	1,400	451,864
WEC Energy Group, Inc.	11,000	1,146,200
		1,598,064

Total Common Stocks (Cost $28,840,769)		$ 93,061,642

EXCHANGE-TRADED FUNDS - 5.4%	Shares	Value
Horizon Kinetics Inflation Beneficiaries ETF	25,000	$ 1,054,250
Invesco S&P 500® Equal Weight ETF	12,000	2,180,880
Roundhill Ball Metaverse ETF (a)	130,000	2,213,900
Total Exchange-Traded Funds (Cost $4,935,014)		$ 5,449,030

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.23% (b) (Cost $4,412,337)	4,412,337	$ 4,412,337

Total Investments at Value - 101.4% (Cost $38,188,120)		$ 102,923,009

Liabilities in Excess of Other Assets - (1.4%)		(1,448,623)

Net Assets - 100.0%		$ 101,474,386

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 85.6%	Shares	Value
Communications - 0.4%
AT&T, Inc.	10,000	$ 289,400

Consumer Discretionary - 3.3%
Coupang, Inc. (a)	10,000	299,600
Dick's Sporting Goods, Inc.	1,700	336,277
Gildan Activewear, Inc.	10,000	492,400
NVR, Inc. (a)	15	110,785
Service Corporation International	13,000	1,058,200
Toll Brothers, Inc.	3,000	342,390
		2,639,652
Consumer Staples - 2.1%
Celsius Holdings, Inc. (a)	8,000	371,120
Church & Dwight Company, Inc.	9,000	864,990
Kenvue, Inc.	5,000	104,650
Kroger Company (The)	5,600	401,688
		1,742,448
Energy - 2.9%
Cheniere Energy, Inc.	250	60,880
ConocoPhillips	6,375	572,092
Devon Energy Corporation	10,000	318,100
Kinder Morgan, Inc.	10,000	294,000
ONEOK, Inc.	5,725	467,332
Targa Resources Corporation	3,700	644,096
		2,356,500
Financials - 21.8%
American Financial Group, Inc.	8,000	1,009,680
Ares Management Corporation - Class A	7,200	1,247,040
Arthur J. Gallagher & Company	8,000	2,560,960
Berkley (W.R.) Corporation	25,143	1,847,256
Brown & Brown, Inc.	20,000	2,217,400
CME Group, Inc.	6,000	1,653,720
Dave, Inc. (a)	2,000	536,820
Intercontinental Exchange, Inc.	9,000	1,651,230
Morgan Stanley	9,565	1,347,326
Nasdaq, Inc.	23,000	2,056,660
Old Republic International Corporation	26,400	1,014,816
United Bancorporation of Alabama, Inc. - Class A	1,000	52,770
Voya Financial, Inc.	6,000	426,000
		17,621,678

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.6% (Continued)	Shares	Value
Health Care - 7.4%
Bio-Rad Laboratories, Inc. - Class A (a)	1,000	$ 241,320
Bio-Techne Corporation	15,000	771,750
Centene Corporation (a)	5,000	271,400
Charles River Laboratories International, Inc. (a)	3,000	455,190
Chemed Corporation	2,000	973,860
GE HealthCare Technologies, Inc.	5,000	370,350
Illumina, Inc. (a)	3,000	286,230
Labcorp Holdings, Inc.	3,000	787,530
Penumbra, Inc. (a)	1,500	384,945
ResMed, Inc.	1,200	309,600
Teleflex, Inc.	3,950	467,522
Waters Corporation (a)	2,000	698,080
		6,017,777
Industrials - 16.2%
AeroVironment, Inc. (a)	2,000	569,900
Argan, Inc.	3,750	826,800
Donaldson Company, Inc.	13,000	901,550
Expeditors International of Washington, Inc.	8,000	914,000
Fastenal Company	36,000	1,512,000
Generac Holdings, Inc. (a)	2,800	400,988
Graco, Inc.	13,000	1,117,610
Jacobs Solutions, Inc.	8,475	1,114,039
L3Harris Technologies, Inc.	5,250	1,316,910
MasTec, Inc. (a)	3,000	511,290
MSC Industrial Direct Company, Inc. - Class A	5,000	425,100
Pentair plc	3,200	328,512
Waste Connections, Inc.	10,500	1,960,560
Woodward, Inc.	5,000	1,225,450
		13,124,709
Materials - 6.8%
ATI, Inc. (a)	2,200	189,948
Cameco Corporation	5,000	371,150
Martin Marietta Materials, Inc.	3,000	1,646,880
Packaging Corporation of America	6,000	1,130,700
Ramaco Resources, Inc. - Class B	99	809
Steel Dynamics, Inc.	14,000	1,792,140
Valvoline, Inc. (a)	10,236	387,637
		5,519,264
Real Estate - 2.9%
Digital Realty Trust, Inc.	2,000	348,660

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.6% (Continued)	Shares	Value
Real Estate - 2.9% (Continued)
Mid-America Apartment Communities, Inc.	13,300	$ 1,968,533
		2,317,193
Technology - 20.9%
Advanced Micro Devices, Inc. (a)	1,964	278,692
Amentum Holdings, Inc. (a)	12,991	306,708
Analog Devices, Inc.	3,671	873,771
ANSYS, Inc. (a)	3,000	1,053,660
Arrow Electronics, Inc. (a)	8,500	1,083,155
Broadridge Financial Solutions, Inc.	3,500	850,605
InterDigital, Inc.	1,400	313,922
Lam Research Corporation	11,750	1,143,745
Nebius Group N.V. - Class A (a)	8,000	442,640
NVIDIA Corporation	59,500	9,400,405
Palantir Technologies, Inc. - Class A (a)	8,000	1,090,560
Rigetti Computing, Inc. (a)	4,000	47,440
		16,885,303
Utilities - 0.9%
Constellation Energy Corporation	1,500	484,140
NextEra Energy, Inc.	2,000	138,840
NRG Energy, Inc.	800	128,464
		751,444

Total Common Stocks (Cost $19,098,314)		$ 69,265,368

EXCHANGE-TRADED FUNDS - 8.7%	Shares	Value
iShares Core S&P Mid-Cap ETF	50,000	$ 3,101,000
SPDR S&P MidCap 400® ETF Trust	7,000	3,965,360
Total Exchange-Traded Funds (Cost $6,125,318)		$ 7,066,360

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.23% (b) (Cost $6,209,414)	6,209,414	$ 6,209,414

Total Investments at Value - 102.0% (Cost $31,433,046)	$ 82,541,142

Liabilities in Excess of Other Assets - (2.0%)	(1,647,967)

Net Assets - 100.0%	$ 80,893,175

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.